401(k) Savings Plan - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Compensation And Retirement Disclosure [Abstract]
Contributions per employee, percent	3.00%
Contributions by employer	$ 0.2	$ 0.4	$ 0.3